INCOME TAX AND DEFERRED TAX, Component of Net Deferred Tax Assets and Liabilities (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	$ (11,243,027)
Deferred tax assets (liability), end of year	(10,276,226)	$ (11,243,027)
Deferred tax asset not recognized	187,260
Foreign Exchange Gains (Losses) [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Loss on exchange differences of financial instruments	(1,880,049)
Deferred Tax Assets [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	2,449,285	2,609,461
Charge in results	2,219,223	(160,176)
Deferred tax assets (liability), end of year	4,668,508	2,449,285
Deferred Tax Assets [Member] | Other Receivables [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	20,403	0
Charge in results	(20,403)	20,403
Deferred tax assets (liability), end of year	0	20,403
Deferred Tax Assets [Member] | Allowance for Doubtful Accounts [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	0	1,502
Charge in results	0	(1,502)
Deferred tax assets (liability), end of year	0	0
Deferred Tax Assets [Member] | Tax Credits Discounted Value Loss [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	0	731
Charge in results	0	(731)
Deferred tax assets (liability), end of year	0	0
Deferred Tax Assets [Member] | Account Receivables Discounted Value [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	971	1,502
Charge in results	(59)	(531)
Deferred tax assets (liability), end of year	912	971
Deferred Tax Assets [Member] | Provisions for Legal Claims and Other Provisions [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	336,804	318,208
Charge in results	180,659	18,596
Deferred tax assets (liability), end of year	517,463	336,804
Deferred Tax Assets [Member] | Financial Lease [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	1,099,052	1,233,512
Charge in results	(68,294)	(134,460)
Deferred tax assets (liability), end of year	1,030,758	1,099,052
Deferred Tax Assets [Member] | Contract Liabilities [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	965,367	1,035,863
Charge in results	446,215	(70,496)
Deferred tax assets (liability), end of year	1,411,582	965,367
Deferred Tax Assets [Member] | Tax Loss Carryforward [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	1,425	0
Charge in results	1,691,364	1,425
Deferred tax assets (liability), end of year	1,692,789	1,425
Deferred Tax Assets [Member] | Tax Inflation Adjustment [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	25,263	18,143
Charge in results	(10,259)	7,120
Deferred tax assets (liability), end of year	15,004	25,263
Deferred Tax Liabilities [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(13,692,312)	(12,396,083)
Charge in results	(1,122,900)	(1,296,229)
Deferred tax assets (liability), end of year	(14,944,734)	(13,692,312)
Deferred Tax Liabilities [Member] | Other Receivables [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	0	0
Charge in results	(2,683)	0
Deferred tax assets (liability), end of year	(2,683)	0
Deferred Tax Liabilities [Member] | Tax Inflation Adjustment [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(5,415,833)	(3,355,467)
Charge in results	1,758,221	(2,060,366)
Deferred tax assets (liability), end of year	(3,657,612)	(5,415,833)
Deferred Tax Liabilities [Member] | Loans [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(30,104)	(53,975)
Charge in results	(53,786)	23,871
Deferred tax assets (liability), end of year	(83,890)	(30,104)
Deferred Tax Liabilities [Member] | Property, Plant and Equipment [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(7,889,995)	(8,937,061)
Charge in results	(3,098,657)	1,047,066
Deferred tax assets (liability), end of year	(10,988,652)	(7,889,995)
Deferred Tax Liabilities [Member] | Cash and Cash Equivalents [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(1,564)	(4,373)
Charge in results	(15,694)	2,809
Deferred tax assets (liability), end of year	(17,258)	(1,564)
Deferred Tax Liabilities [Member] | Inventories [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(50,602)	(41,376)
Charge in results	(14,515)	(9,226)
Deferred tax assets (liability), end of year	(65,117)	(50,602)
Deferred Tax Liabilities [Member] | Other Financial Assets at Amortized Cost [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(304,214)	(3,831)
Charge in results	304,214	(300,383)
Deferred tax assets (liability), end of year	0	(304,214)
Deferred Tax Liabilities [Member] | Other Liabilities [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	0	0
Charge in results	(129,522)	0
Deferred tax assets (liability), end of year	$ (129,522)	$ 0